Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments.
Share-based payments

9. Share-based payments

Amounts in this Note reflect the retrospective effect of the share split resulting from the corporate reorganization described in Note 1.

During the years ended December 31, 2021, December 31, 2020, and December 31, 2019, the Group operated the following share-based plans for members of management and other key employees of the Group, as well as members of the supervisory board:

●	Virtual shares program I (Prior VSOP)
●	Virtual shares program II (New VSOP) — for US employees
●	LTIP stock options
●	LTIP RSUs
●	Former Chief Executive Officer Grant
●	Legacy Plan

All programs were accounted for as equity-settled.

Measurement of the grant date fair value is based on valuation techniques appropriate in the circumstances, such a Black Scholes option pricing models or a Monte Carlo simulation. Expected volatility, a key input to such models, was based on an evaluation of the historical volatilities of comparable listed biotech-companies over the historical period commensurate with the expected option life. Regarding the expected option life of the stock option programs, this was based on the assumptions that the beneficiary would exercise his option in equal installments from the date of the first time possible (taking into account lock-up and potential trading windows restrictions) until maturity. The risk-free interest was derived from German or US-Government bonds, as appropriate.

Prior VSOP

Exercise and/or vesting of the Prior VSOP is dependent on the occurrence of specified exit events, such as IPO or trade sale, and/or additional contingent events, such as financing rounds, product approvals or minimum trading volumes and liquidity levels of the CureVac N.V. shares. Further exit events relating to the program can be settled in cash or shares.

As CureVac considered the IPO-scenario most probable at the end of fiscal 2019 and had the discretion and the stated intent to settle in shares instead of cash in the case of an IPO, CureVac accounted for this program as equity-settled as of December 31, 2019. In August 2020 the IPO materialized and confirmed the Group’s settlement choice. The Prior VSOP has a term of nine years after the day of the Group’s initial listing in the case of an IPO.

The development of the virtual shares in this program granted to management and key employees was as follows:

	2019	2020	2021
Outstanding at the beginning of the period	6,640,449	7,305,838	7,951,265
Granted during the period	665,389	658,735	0
Expired during the period	0	(13,308)	0
Exercised during the period	0	0	(1,524,900)
Outstanding at the end of the period	7,305,838	7,951,265	6,426,365
Thereof vested	7,305,838	7,582,906	6,365,422
Thereof exercisable	none	none	none

658,735 (2019: 665,389) virtual shares were awarded in May and June 2020 to18 key employees.

As of December 31, 2019, none of the virtual shares of the Prior VSOP were exercisable because an exit event or capital market transaction had not occurred. The IPO on August 14, 2020, triggered the right to exercise 10 % of the vested virtual shares at the end of the lock-up period, which ended on February 10, 2021. Until March 10, 2021, the beneficiaries declared the exercise of all their then exercisable 759,677 virtual shares and CureVac received 759,677 shares from their former majority shareholders as of 2015, on that day. On March 11, 2021, CureVac transferred 390,023 shares to the exercising beneficiaries and withheld 369,654 (treasury) shares equal to the monetary value (approximately EUR 26 million) of the beneficiaries (wage) tax and social security obligations, which CureVac transferred to the relevant authorities on the exercising employee´s behalf in cash.

The share price of CureVac on March 11, 2021, was EUR 69.69

All the remaining outstanding virtual shares can be exercised in full if there is a non-conditional drug approval. Furthermore, another 10 % portion of the (vested) virtual shares was exercisable on the first anniversary after IPO i. e., on August 14, 2021, because certain minimum trading volumes of the CureVac N.V. shares and liquidity levels were reached.

The beneficiaries declared the exercise of their then exercisable 765,223 virtual shares by October 18 and CureVac received 765,223 shares from the old shareholders on that day. On October 19, 2021, CureVac transferred 523,897 shares to the exercising beneficiaries and withheld 241,326 (treasury) shares equal to the monetary value (approximately EUR 8 million) of the beneficiaries (wage) tax and social security obligations, which CureVac transferred to the relevant authorities on the exercising employee´s behalf in cash.

The share price of CureVac on October 19, 2021, was EUR 34.56

Expense recognized in the statement of operations and other comprehensive income (loss)

The expense recognized for share-based payment plans during the years ended 31, December is as follows:

	2019	2020	2021
	EUR k	EUR k	EUR k
Selling and distribution expenses	—	(213)	(25)
Research and development expenses	—	(1,840)	(369)
General and administrative expenses	(6,074)	(3,135)	(230)
Total	(6,074)	(5,188)	(624)

Measurement of Fair Values

The grant date fair value of the 658,735 (2019: 665,389) virtual shares granted in May and June 2020 (2019: April 18, 2019) was derived from the estimated equity value of CureVac on these dates, which lead to a fair value of one virtual share of EUR 10.04 (2019: EUR 9.13) at that time.

New VSOP

Effective November 25, 2019, the Group granted 745,236 share options to key employees of CureVac Inc. under the New VSOP program. Furthermore, in the first quarter of fiscal 2020, the Group granted another 267,822 share options. The share options have an exercise price of USD 6.21.

The awards vest over a period of four years, which starts on the date the awardee was hired by the Group, with 25% vesting after 12 months and the rest in monthly installments. The awards have a term of 10 years.

In addition, the Group set up a provision for employer taxes arising according to US regulations for future exercises of EUR 147k as of December 31, 2021 (2020: EUR 1,052k).

Measurement of Fair Values

An advanced Black-Scholes Model (Enhanced American Stock Option Model) has been used to measure the fair value at the grant date of November 25, 2019.

For the grants in the first quarter of 2020, the same model has been used as in fiscal 2019. The inputs used in the measurement of the fair value at grant date were as follows:

The inputs used in the measurement of the fair value at grant dates in the first quarter of 2020 were as follows:

	Grant Date
	Q4 2019	Q1 2020
Weighted average fair value	EUR3.80	EUR4.05
Weighted average share price	EUR9.19	EUR8.91
Exercise price (USD 6.21)	EUR5.64	EUR5.60
Expected volatility (%)	50.0%	55.0%
Expected life (years)	1.16	1.11
Risk-free interest rate (%)	1.77%	1.79%

The remaining life of the option awards as of December 31, 2021 is between 3.7 and 8.5 years (2020: range between 4.7 and 9.2 years; 2019: range between 5.7 and 9.9 years).

Reconciliation of outstanding awards

The number of awards in this program granted to key employees developed as follows:

	2019	2020	2021
Outstanding at the beginning of the period	—	745,236	906,595
Granted during the period	745,236	267,822	—
Forfeited during the period	—	(106,462)
Exercised during the period	—	—	(557,171)
Outstanding at the end of the period	745,236	906,595	349,424
Thereof vested	175,397	420,595	88,464

Thereof exercisable	none	none	88,464

As of December 31, 2019, none of the awards were exercisable because an exit event or capital market transaction had not occurred. With the defined exit event “financing round” before the IPO the awards became exercisable, but none of them were exercised. As the IPO had taken place on August 14, 2020, shortly after the “financing event” before the IPO, the awards became subject to the lock-up period, which is 180 days after the initial listing, i. e. on February 10, 2021. Hence, as of December 31, 2020, none of the awards were exercisable. In 2021 multiple exercises happened throughout the year. In total 557,171 options were exercised with an average share price of 61.28 USD. These exercises led to CureVac having to pay an amount of USD 493k employer taxes and to use USD 981k of the provision booked in 2020.

Before the financial statements were authorized for issue,a total of 98,831 options were exercised from January up to beginning of April. For these exercises Treasury shares were used.. These exercises have led to employer taxes in the amount of USD 43k which have to be paid by CureVac and have been provided for as of December 31, 2021 (2020: USD 1,144k).

Expense recognized in the statement of operations and other comprehensive income (loss)

The expense recognized for employee services received during the years ended December 31, 2021, December 31, 2020, and 2019 is shown in the following table:

	2019	2020	2021
	EUR k	EUR k	EUR k
Research and development expenses	(258)	(1,421)	(349)
Selling and distribution expenses	(743)	(296)	(188)
General and administrative expenses	(79)	(47)	(35)
Total	(1,080)	(1,764)	(591)

Long-Term Incentive Plan (LTIP)

On November 16, 2020, CureVac granted 266,155 options to the Chief Scientific Officer (CSO). Furthermore, on December 1, 2020, CureVac granted 266,156 options (in 3 tranches) to the company`s Chief Business Officer (CBO) and Chief Commercial Officer (CCO). All grants were made at no cost under the terms of a new long-term incentive plan put in place by Curevac N.V. Options will be settled in shares of Curevac N.V.

Options granted to the CSO have an exercise price of EUR 10.04 per share option and an expiration date of July 14, 2030. The exercise price was based on value of the shares at entry date of the CSO. The award vests over a period of four years, with 25% vesting after 12 months and the rest in 1/36 monthly installments thereafter. Exercise is contingent to a share price increase of 20%, based on the 10 day VWAP at time of exercise.

Options granted to the CBO / CCO have been granted in 3 tranches vesting over 1 to 3 years, with exercise prices applicable to future tranches being estimated. The exercise price of the first tranche is EUR 43.87 (USD 52.96). The exercise prices for future installments, 2021 and 2022, were estimated to be EUR 81.48 (USD 98.36) and EUR 81.65 (USD 98.57). For the second tranche the actual exercise price in fiscal year 2021 was determined to be EUR 33.07 (USD 39.92). The tranches have a term of 10 years. Exercise of all three tranches is contingent on a share price increase of 10%, based on a 10 day VWAP at the time of each exercise

On July 1, 2021, CureVac granted 20,000 options to the Chief Operations Officer (COO). Furthermore, on August 1, 2021, CureVac granted 30,000 options to the Chief Development Officer (CDO). All grants were made at no cost under the terms of the new long-term incentive plan (LTIP) put in place by Curevac N.V. Options will be settled in shares of Curevac N.V.

Options granted to the COO have an exercise price of EUR 70.92 (USD 84.03) per share option and an expiration date of July 2, 2026. The exercise price was based on the 20 day VWAP of the shares at entry date of the COO. The award vests over a period of four years, with 25% vesting after 12 months and the rest in 1/36 monthly installments thereafter. Exercise is contingent to a share price increase of +20%, based on the 10 day VWAP at time of exercise.

Options granted to the CDO have, an exercise Price: EUR 46.16 (USD 54.79) per share option and an Expiration Date: August 2, 2026. The exercise price was based on the 20 day VWAP of the shares at entry date of the COO. The award vests over a period of four years, with 25% vesting after 12 months and the rest in 1/36 monthly installments thereafter. Exercise is contingent to a share price increase of +20%, based on the 10 day VWAP at time of exercise.

For the grants to the CSO, CBO/CCO, COO and CDO, a Monte Carlo simulation has been used to measure the fair value at the relevant grant dates. The inputs used in the measurement of the fair value at grant date were as follows:

●	For the grant to the CSO

Weighted average fair value per option	EUR57.40
Weighted average share price (10-days VWAP before grant date)	EUR50.01
Exercise price (USD 11.90)	EUR10.04
Expected volatility (%)	62.06%
Expected life (years)	1.82
Risk-free interest rate (%)	0.07 - 1.48%

●	For the grant to the CBO/CCO

First tranche:

Weighted average fair value per option	EUR48.27
Weighted average share price (actual 10-days VWAP before grant date, USD 81.03)	EUR67.12
Exercise price (USD 52.96)	EUR43.87
Expected volatility (%)	62.27%
Expected life (years)	1.78
Risk-free interest rate (%)	0.07 - 1.50%

Second tranche:

Weighted average fair value per option	EUR24.36
Weighted average share price (estimated by Monte Carlo simulation to be USD 98.36)	EUR81.48
Exercise price (estimated by Monte Carlo simulation to be USD 98.36)	EUR81.48
Expected volatility (%)	62.27%
Expected life (years)	2.23
Risk-free interest rate (%)	0.07 - 1.50%

Third tranche:

Weighted average fair value per option	EUR20.01
Weighted average share price (estimated by Monte Carlo simulation to be USD 98.57)	EUR81.65
Exercise price (estimated by Monte Carlo simulation to be USD 98.57)	EUR81.65
Expected volatility (%)	62.27%
Expected life (years)	2.66
Risk-free interest rate (%)	0.07 - 1.50%

For the grant to the COO

Weighted average fair value per option	EUR17.56
Weighted average share price (20-days VWAP before grant date)	EUR56.51
Exercise price (USD 84.03)	EUR70.92
Expected volatility (%)	70.95%
Expected life (years)	4.5
Risk-free interest rate (%)	0.099 – 0.903%

For the grant to the CDO

Weighted average fair value per option	EUR17.56
Weighted average share price (20-days VWAP before grant date)	EUR41.81
Exercise price (USD 54.79)	EUR46.16
Expected volatility (%)	75.13%
Expected life (years)	4.6
Risk-free interest rate (%)	0.075 – 0.704%

At December 31, 2021, none of the totals of 50,000 options granted to the COO and CDO under the LTIP were vested and hence, not exercisable yet.

The expense recognized for employee services received under the LTIP during the years ended December 31, 2021, is in an amount of EUR 12,472k (2020:EUR 4,736k) is included in general and administration expenses.

Grant to Former Chief Executive Officer

In 2019, CureVac granted 3,866,309 options to Dan Menichella, then Chief Executive Officer (CEO) of CureVac from June 20, 2018, to March 10, 2020, with an exercise price of USD 8.28 per share option.

2,819,120 of these options vested in 2019 and the remainder in 2020. Except for 100.000 options, all options were exercised in 2020 against the issuance of 3,195,276 common shares of CureVac NV for no cash consideration. The weighted average share price at the date of exercises was USD 114.0345 (EUR 93.765) in fiscal 2021 and USD 55.22 (EUR 46.72) in fiscal 2020. The outstanding 100.000 options were all exercised as of June 30, 2021.

An advanced Black-Scholes Model (Enhanced American Stock Option Model) has been used to measure the fair value at the grant date of October 14, 2019. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value	EUR3.87
Weighted average share price	EUR9.19
Exercise price (USD 8.28)	EUR7.50
Expected volatility (%)	50.0%
Expected life (years)	4.77
Risk-free interest rate (%)	1.71%

In FY 2020, EUR 2,551k (2019: EUR 12,409k) were recognized as expense in general and administrative expenses. Employer taxes were expensed and paid upon exercise under US regulations amounting to USD 139k in 2021 (2020: EUR: 2,033k expensed and paid or payable). These exercises led to CureVac having to pay an amount of USD 139K employer taxes and the use USD 146K of the provision booked in 2020.

Legacy plan

Under the terms of a legacy plan, at January 1, 2019, three members of (former) management held 702,917 of share options outstanding and exercisable. These share options grant the holder the right to acquire shares of CureVac AG at nominal value and are classified as equity-settled share-based payments.

All options were exercised in 2021.

No expenses have been recognized during the years ended December 31, 2021, 2020 and December 31, 2019 under this program.

Restricted Stock Units (RSUs)

In 2021, as part of the LTIP program, the group awarded RSUs (restricted stock units) to senior executives as well as supervisory board members.

On June 24th, 2021, the group awarded 10,956 RSUs to supervisory board members and on December 23, 2021, the group awarded 63,095 RSUs to the executive board and various key employees. These RSU awards vest over 3 years with one third vesting taking place each year on December 31, 2021. One third of these RSU awards had vested as of December 31, 2021.

In addition, as of July 1, 2021, the group also awarded 4,691 special RSU awards. These special RSU awards vest over 12 months and are fully vested as of December 31. 2021.

The RSU program is accounted for by recognizing the related expense over the vesting period of the award, with corresponding increases recorded in equity. The expense is based on the fair value determined at the grant date of the award and the number of awards expected to vest. The fair value remains unchanged after grant date. Once the award has vested, there is no reversal of expense related to the award.

Expenses for employer taxes arising upon the delivery of RSUs are recognized in profit or loss.

The related RSU expense is recorded in the functional cost category to which the award recipient's costs are classified.

	2019	2020	2021
	EUR k	EUR k	EUR k
Research and development expenses	—	—	(240)
Selling and distribution expenses	—	—	(82)
General and administrative expenses	—	—	(383)
Total	—	—	(705)